Subsequent events	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Subsequent events

Note 36. Subsequent events

Since the end of the financial year the Company signed an agreement with Memorial Sloan Kettering Cancer Center (MSK) in New York, whereby MSK will investigate the potential use of Kazia’s investigational new drug, GDC-0084, in combination with radiotherapy in a phase I clinical trail for cancer that has spread to the brain (brain metastases and leptomeningeal metastases). This research will explore a new use of GDC-0084 and will run concurrently with other ongoing studies in different forms of brain cancer.